BUSINESS COMBINATIONS AND INVESTMENTS - Investment in associate using equity method - financials information of GES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Associates
Current assets	$ 1,164.2	$ 1,695.6
Non-current assets	18,131.0	19,511.8
Current liabilities	1,997.9	3,150.7
Non-current liabilities	9,811.9	10,835.0
Changes in foreign exchange	(85.4)
Loss from continuing operations	241.1	(897.5)	[1]
Total comprehensive loss	3,199.3	$ (270.4)	[1]
GFL Environmental Services JV LP (GES)
Associates
Current assets	622.6
Non-current assets	8,542.8
Current liabilities	377.4
Non-current liabilities	3,897.3
Net assets	4,890.7
GFL's share of net assets	1,662.8
Changes in foreign exchange	61.8
Carrying value of investment	1,601.0
Revenue	1,603.9
Loss from continuing operations	(61.3)
Other comprehensive income	7.6
Total comprehensive loss	(53.7)
GFL's share of total comprehensive loss	$ (28.0)

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.